Putnam Investments
One Post Office Square
Boston, MA 02109
January 18, 2018

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Multi-Cap Growth Fund (the “Fund”) (Reg. No. 33-35576) (811-06128)
Post-Effective Amendment No. 38 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated October 30, 2017, filed with the Commission on October 27, 2017. We are requesting selective review of only the marked text. The Amendment is expected to become effective on March 19, 2018.

The principal changes reflected in the Amendment are to the Fund’s name and principal investment strategies. The Amendment reflects the Fund’s new name, Putnam Sustainable Leaders Fund. The Fund’s principal investment strategies have been updated to reflect that the Fund will invest mainly in common stocks of U.S. companies of any size, with a focus on growth stocks of companies that Putnam Management believes exhibit a commitment to sustainable business practices. The Amendment also includes updated standard Putnam disclosure. Updated financial statement will be filed by amendment.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 1-0044.

Very truly yours,

/s/ Caitlin E. Robinson
Caitlin E. Robinson

cc:	James E. Thomas, Esq.
Ropes & Gray LLP